CONCENTRATIONS (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	15.00%	13.00%	16.00%
Transportation Cost [Member] | Product Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	99.00%	99.00%	89.00%	99.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	51.00%		50.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			50.00%	36.00%